Recent Accounting Standards	12 Months Ended
Dec. 31, 2019
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Standards
Recent Accounting Standards

1) Recently adopted accounting standards
We adopted the following accounting standard updates ("ASUs") in the year:
a) ASU 2016-02 Leases (also 2018-10, 2018-11, 2018-20, 2019-01 & 2019-10)
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The update requires an entity to recognize right-of-use assets and lease liabilities on its balance sheet and disclose key information about leasing arrangements. It also offers specific accounting guidance for a lessee, a lessor and sale and leaseback transactions. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. The guidance became effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years using a modified retrospective application.
We transitioned to the new standard using the modified retrospective approach as permitted by the standard. We determined that our drilling contracts contain a lease component (from a lessor perspective) as well as a revenue component. We have elected to apply the practical expedient provided to lessors and will not separate the lease and nonlease components within our drilling contracts. We will continue to apply the Topic 606 to our drilling contracts instead of Topic 842 because the nonlease component is the predominant component within our drilling contracts. As a result, our pattern of revenue recognition did not change significantly compared to prior accounting standards due to the adoption of this update.
In addition, within our operating leases, where we are lessees, we elected not to separate nonlease components from lease components and instead we account for each separate lease component and the nonlease components associated with that lease component as a single lease component in accordance with Topic 842. We have also elected not to apply the recognition requirements in Topic 842 to short-term leases, being leases lasting less than one year. Instead, we recognize short-term lease payments in our Consolidated Statement of Operations on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred.
We recognized an aggregate lease liability of $25 million and a right-of-use asset of $23 million on adoption on January 1, 2019. There was no impact to our opening retained earnings as a result of adopting this update. Prior period amounts are not adjusted and continue to be reported in accordance with the previous guidance in Topic 840.
b) Other accounting standard updates
We additionally adopted the following accounting standard updates in the year which did not have any material impact on our Consolidated Financial Statements and related disclosures:

•	ASU 2018-07 Compensation - Stock compensation (Topic 718)

•	ASU 2018-16 Derivatives and Hedging (Topic 815)
2) Recently issued accounting standards
We have kept abreast of recently issued ASUs by the FASB that we have not yet adopted but which could affect our Consolidated Financial Statements and related disclosures in future periods:
a) ASU 2016-13 - Financial Instruments - Measurement of Credit Losses (Also 2019-04, 2019-05, 2019-10 & 2019-11)
In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which revises guidance for the accounting for credit losses on financial instruments within its scope. The new standard introduces an approach to estimate expected lifetime credit losses (CECL model) on financial assets ranging from short term trade accounts receivable to long-term financings and modifies the impairment model for available-for-sale debt securities. In April 2019, the FASB issued ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, which provides additional guidance on the accounting for credit losses. In May 2019, the FASB issued ASU 2019-05, Financial Instruments-Credit Losses (Topic 326): Targeted Transition Relief, which provides transition guidance for entities to elect the fair value option of certain financial instruments. The guidance will be effective for annual and interim periods beginning after December 15, 2019, with early adoption permitted only from January 1, 2019. Entities are required to apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as at the beginning of the first reporting period in which the guidance is adopted.
We are in the process of evaluating the impact of this standard update. Financial assets held by us subject to evaluation under the CECL model include our external trade receivables and related party receivables (See Note 31 for details). Our external customers are international oil companies, national oil companies and large independent oil companies with high credit standing and with whom we have had a low incidence of bad debt expense. Therefore we do not expect this guidance to create any significant reserve on our external receivables. We are however expecting to establish an allowance on our loans and trade receivables due from related parties under the new guidance to reflect the current financial position of the counterparties. We estimate that we will record an initial reserve in the range of $75 - $135 million, which will be booked in a credit loss allowance account as an offset to equity. The allowance will be reassessed quarterly with any adjustment to the reserve recorded as credit loss expense in the P&L.
b) ASU 2018-13 Fair Value Measurement - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The update is intended to improve the effectiveness of disclosures in the notes to financial statements by facilitating clear communication of the US GAAP information requirements that are most important to users of an entity's financial statements. The guidance will be effective for annual and interim periods beginning after December 15, 2019, with early adoption permitted. The guidance is expected to result in the following additional disclosures; 1) The changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period; 2) The range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements; 3) For recurring fair value measurements categorized within Level 3 of the fair value hierarchy, a reconciliation from the opening balances to the closing balances for each class of assets and liabilities, except for derivative assets and liabilities, which may be presented net. We continue to evaluate the impact of this standard update on our consolidated financial statements and related disclosures.
c) ASU 2018-14 Compensation - Changes to the Disclosure Requirements for Defined Benefit Plans
In August 2018, the FASB issued ASU 2018-14, Compensation-Retirement Benefits-Defined Benefit Plans-General (Subtopic 715-20): Disclosure Framework-Changes to the Disclosure Requirements for Defined Benefit Plans. The update is intended to improve the effectiveness of disclosures in the notes to financial statements by facilitating clear communication of the US GAAP information requirements that are most important to users of an entity's financial statements. The guidance will be effective for annual and interim periods beginning after December 15, 2020, with early adoption permitted. We are in the process of evaluating the impact of this standard update on our consolidated financial statements and related disclosures.
d) ASU 2018-15 Intangibles
In August 2018, the FASB issued ASU 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (a consensus of the FASB Emerging Issues Task Force). The update is intended to provide additional guidance on the accounting for costs of implementation activities performed in a cloud computing arrangement that is a service contract. The guidance will be effective for annual and interim periods beginning after December 15, 2019, with early adoption permitted. We are in the process of evaluating the impact of this standard update on our consolidated financial statements and related disclosures.
e) ASU 2018-17 Consolidation: Targeted Improvements to Related Party Guidance for Variable Interest Entities
In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities. The update is intended to improve general purpose financial reporting by considering indirect interests held through related parties in common control arrangements on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests. The guidance will be effective for annual and interim periods beginning after December 15, 2019, with early adoption permitted. We are in the process of evaluating the impact of this standard update on our consolidated financial statements and related disclosures.
f) ASU 2019-08 Compensation - Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606)
In November 2019, the FASB issued ASU 2019-08. The amendments in this Update require that an entity measure and classify share-based payment awards granted to a customer by applying the guidance in Topic 718. The amount recorded as a reduction of the transaction price is required to be measured on the basis of the grant-date fair value of the share-based payment award in accordance with Topic 718, not as a reduction of transaction price at contract inception under ASC 606. The guidance will be effective for annual and interim periods beginning after December 15, 2019, with early adoption permitted. We are in the process of evaluating the impact of this standard update on our consolidated financial statements and related disclosures.
g) ASU 2019-12 Income Taxes (Topic 740) - Simplifying the accounting for income taxes
In December 2019, the FASB issued ASU 2019-12. The amendments in this Update simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The guidance will be effective for annual and interim periods beginning after December 15, 2020, with early adoption permitted. We are in the process of evaluating the impact of this standard update on our consolidated financial statements and related disclosures.
h) Other accounting standard updates issued by the FASB
As of February 29, 2019, the FASB have issued several further updates not included above. We do not currently expect any of these updates to affect our Consolidated Financial Statements and related disclosures either on transition or in future periods.